Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Accrued interest			$ 199,000
Convertible preferred stock (Series A and B), par value	$ 0.001	$ 0.001	$ 0.001
Convertible preferred stock (Series A and B), shares authorized	0	110,057,398	81,760,000
Convertible preferred stock (Series A and B), shares issued	0	104,854,769	75,463,000
Convertible preferred stock (Series A and B), shares outstanding	0	104,854,769	75,463,000
Convertible preferred stock (Series A and B), aggregate liquidation preference	$ 0	$ 149,392,000	$ 105,809,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	170,000,000	304,360,000
Common stock, shares issued	19,139,486	571,137	520,305
Common stock, shares outstanding	19,139,486	571,137	520,305